ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
Schedule of accounts receivable
	As of December 31,
	2014	2015

Accounts and notes receivable	$14,545	$7,296
Allowance of doubtful accounts	(2,946)	(3,252)
Accounts and notes receivable, net	$11,599	$4,044

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2013	2014	2015

Balance at beginning of year	$556	$1,143	$2,946
Charge to expenses	812	2,090	788
Transferring out as a result of deconsolidation of subsidiaries	(2)	(247)	-
Write off of accounts receivable	(249)	-	-
Exchange difference	26	(40)	(482)
Balance at end of year	$1,143	$2,946	$3,252